American International
                       Life Assurance Company of New York

                  --------------------------------------------

                               VARIABLE ACCOUNT A





                                 ANNUAL REPORT

                  --------------------------------------------

                               DECEMBER 31, 1995

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1995


Assets:
  Investments at Market Value:
   Delaware Group Premium Fund:                              Shares                  Cost
                                                             ------                  ----
    Equity/Income Series ...........................      508,535.580  ........  $ 5,697,712 ........  $ 7,541,583
    High Yield Series ..............................      124,288.281  ........    1,141,713 ........    1,111,129
    Capital Reserves Series ........................      159,540.064  ........    1,621,226 ........    1,584,233
    Multiple Strategy Series .......................      176,069.360  ........    2,257,649 ........    2,729,087
    Money Market Series ............................      112,776.700  ........    1,127,767 ........    1,127,767
    Growth Series ..................................      360,358.790  ........    3,962,139 ........    5,452,228
                                                                                 -----------           -----------
      Total Investments .......................................................  $15,808,206 ........   19,546,027

  Dividends Receivable                                                                                      21,221
  Receivable from American International Life
    Assurance Company of New York                                                                              947
                                                                                                       -----------
      Total Assets                                                                                     $19,568,195
                                                                                                       ===========

Equity:
  Contract Owners' Equity                                                                              $19,568,195
                                                                                                       -----------

      Total Liabilities and Equity                                                                     $19,568,195
                                                                                                       ===========


                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A


                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1995


                                               ------------------------------------------------------------------------------------
                                                              Equity/     High         Capital     Multiple     Money
                                                              Income      Yield       Reserves     Strategy     Market      Growth
                                                  Total       Series      Series       Series       Series      Series      Series
                                               ------------------------------------------------------------------------------------
Investment Income (Loss):
  Dividends .................................  $  759,187  $  344,590  $  118,730   $  104,011   $   97,814  $   65,417  $   28,625

Expenses:
  Mortality & Expense Risk Fees .............     231,386      86,321      15,104       19,606       32,626      15,306      62,423
  Daily Administrative Charges ..............         177          62          11            3           23          78        --
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
    Net Investment Income (Loss) ............     527,624     258,207     103,615       84,402       65,165      50,033     (33,798)
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------

Realized and Unrealized Gain (Loss)
  on Investments:

  Realized Gain (Loss) on Investment
    Activity ................................     515,241     253,287     (40,279)     (13,121)      84,233        --       231,121
  Change in Unrealized
    Appreciation (Depreciation) .............   3,247,905   1,526,229      98,104      116,101      479,219        --     1,028,252
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
    Net Gain (Loss) on Investments ..........   3,763,146   1,779,516      57,825      102,980      563,452        --     1,259,373
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------

Increase (Decrease) in Net Assets
  Resulting From Operations .................  $4,290,770  $2,037,723  $  161,440   $  187,382   $  628,617  $   50,033  $1,225,575
                                               ==========  ==========  ==========   ==========   ==========  ==========  ==========


                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A



                       STATEMENT OF CHANGES IN NET ASSETS
           For the Years Ended December 31, 1995 and December 31, 1994


                                                                                        1995
                                               ------------------------------------------------------------------------------------
                                                              Equity/     High         Capital     Multiple     Money
                                                              Income      Yield       Reserves     Strategy     Market      Growth
                                                  Total       Series      Series       Series       Series      Series      Series
                                               ------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............  $  527,624  $  258,207  $  103,615   $   84,402   $   65,165  $   50,033  $  (33,798)
  Realized Gain (Loss) on Investment
    Activity ................................     515,241     253,287     (40,279)     (13,121)      84,233        --       231,121
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........   3,247,905   1,526,229      98,104      116,101      479,219        --     1,028,252
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
Increase (Decrease) in Net Assets
  Resulting from Operations .................   4,290,770   2,037,723     161,440      187,382      628,617      50,033   1,225,575
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
Capital Transactions:
  Contract Deposits .........................     163,921      53,191        --           --         17,730      93,000        --
  Administrative Charges ....................     (14,116)     (4,892)       (760)        (883)      (1,737)     (1,814)     (4,030)
  Transfers Between Funds ...................        --       (74,347)   (160,792)    (42,244)    (125,997)     304,075      99,305
  Transfers to AI Life ......................    (100,756)       --          --           --       (100,756)       --          --
  Contract Withdrawals ......................  (2,082,709)   (872,383)    (69,734)    (113,495)    (289,737)   (189,212)   (548,148)
  Deferred Sales Charges ....................     (30,960)     (8,942)       (721)      (1,303)      (2,843)     (3,828)    (13,323)
  Death Benefits ............................    (374,361)    (64,239)       --           --        (60,501)   (113,488)   (136,133)
  Capital Redemptions by AI Life ............    (193,533)       --          --           --       (193,533)       --          --
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....  (2,632,514)   (971,612)   (232,007)    (157,925)    (757,374)     88,733    (602,329)
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
Total Increase (Decrease) in Net Assets .....   1,658,256   1,066,111     (70,567)      29,457     (128,757)    138,766     623,246
Net Assets, at Beginning of Year ............  17,909,939   6,475,782   1,190,285    1,563,085    2,857,753     993,850   4,829,184
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
Net Assets, at End of Year ..................  $19,568,195 $7,541,893  $1,119,718   $1,592,542   $2,728,996  $1,132,616  $5,452,430
                                               ==========  ==========  ==========   ==========   ==========  ==========  ==========




                                                                                   1994
                                               ------------------------------------------------------------------------------------
                                                              Equity/     High         Capital     Multiple     Money
                                                              Income      Yield       Reserves     Strategy     Market      Growth
                                                  Total       Series      Series       Series       Series      Series      Series
                                               ------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............  $1,142,259  $  777,470  $  122,451   $  100,943   $  145,897  $   33,642  $  (38,144)
  Realized Gain (Loss) on
    Investment Activity .....................     919,334     771,022      (1,493)     (16,321)      47,073        --       119,053
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........  (2,609,027) (1,669,706)   (170,374)    (152,347)    (231,064)       --      (385,536)
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
Increase (Decrease) in Net Assets
  Resulting from Operations .................    (547,434)   (121,214)    (49,416)     (67,725)     (38,094)     33,642    (304,627)
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
Capital Transactions:
  Contract Deposits .........................       9,534        --          --           --           --          --         9,534
  Administrative Charges ....................     (14,700)     (5,865)       (923)        (928)      (1,885)       (673)     (4,426)
  Transfers Between Funds ...................        --       117,575    (242,379)    (286,413)      42,016     458,855     (89,654)
  Transfers From (To) AI Life ...............     (14,171)       --       (14,171)        --           --          --          --
  Contract Withdrawals ......................  (8,292,153) (4,720,418)   (149,709)     (93,015)  (1,046,583)   (696,815) (1,585,613)
  Deferred Sales Charges ....................    (173,943)    (93,835)     (2,240)      (2,131)     (26,890)     (9,482)    (39,365)
  Death Benefits ............................    (525,183)   (294,450)       --        (71,272)     (53,979)    (79,950)    (25,532)
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....  (9,010,616) (4,996,993)   (409,422)    (453,759)  (1,087,321)   (328,065) (1,735,056)
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
Total Increase (Decrease) in Net Assets .....  (9,558,050) (5,118,207)   (458,838)    (521,484)  (1,125,415)   (294,423) (2,039,683)
Net Assets, at Beginning of Year ............  27,467,989  11,593,989   1,649,123    2,084,569    3,983,168   1,288,273   6,868,867
                                               ----------  ----------  ----------   ----------   ----------  ----------  ----------
Net Assets, at End of Year ..................  $17,909,939 $6,475,782  $1,190,285   $1,563,085   $2,857,753  $  993,850  $4,829,184
                                               ==========  ==========  ==========   ==========   ==========  ==========  ==========


                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                          NOTES TO FINANCIAL STATEMENTS


1.  History

Variable Account A (the "Account") is a separate investment account established in June 1987 under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts (the "contracts"). The Account invests in shares of Delaware Group Premium Fund, Inc. (the "Fund"). The Fund consists of a series of portfolios, six in which the contracts may invest:
Equity/Income Series; High Yield Series; Capital Reserves Series; Multiple Strategy Series; Money Market Series; and Growth Series. The Account invests in shares of other funds which are not available to these contracts.

The account had no assets or operations until September 17, 1987 when the Company transferred $105,000 from its general funds to provide initial capital. In July 1988, the Company transferred an additional $4,000,000 to purchase shares in the High Yield Series, Capital Reserves Series and Multiple Strategy Series. As of December 31, 1995, the Company has redeemed all of its capital shares.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last working day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1995 and the reported amounts from operations and policy transactions during 1995 and 1994. Actual results could differ from those estimates.

3.  Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation on all contracts and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation on all contracts issued subsequent to August 9, 1993 (i.e., Variable Annuity II contracts) and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 is assessed against each contract on its anniversary date by surrendering units.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within six contract years there will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is currently 6% of the contract value subject to a maximum of 8.5% of purchase payments.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (Continued)


4.  Purchases of Investments

For the years ended December 31, 1995 and December 31, 1994, investment activity in the Fund was as follows:

                                          1995                    1994
                                 ----------------------  -----------------------
                                   Cost of    Proceeds     Cost of     Proceeds
Shares of                         Purchases  From Sales   Purchases   From Sales
---------                        ----------  ----------  ----------   ----------
Delaware Group Premium Fund:
  Equity/Income Series ........  $  596,351  $1,316,713  $1,253,381  $5,466,683
  High Yield Series ...........     304,130     431,150     792,991   1,075,966
  Capital Reserves Series .....     159,962     234,384     285,585     634,302
  Multiple Strategy Series ....     192,331     887,191     273,473   1,212,281
  Money Market Series .........   1,306,247   1,168,459   1,479,434   1,774,870
  Growth Series ...............     586,757   1,227,851     404,016   2,172,675


5.  Net Increase in Accumulation Units

For the year ended December 31, 1995, transactions in accumulation units of the Account were as follows:


                                                    --------------------------------------------------------------------------------
                                                       Equity/      High       Capital        Multiple       Money
                                                       Income       Yield      Reserves       Strategy       Market        Growth
                                                       Series       Series      Series         Series        Series        Series
                                                    --------------------------------------------------------------------------------
          VARIABLE ANNUITY
Units Purchased ...............................         --           --           --            --            --            --
Units Withdrawn ...............................      (59,214.45)   (4,034.47)   (8,166.69)   (18,928.87)   (23,801.32)   (54,527.62)
Units Transferred Between Funds ...............       (6,451.32)   (9,256.07)   (3,342.39)    (7,439.27)    26,266.13      5,578.91
Net Units Transferred From (To) AI Life .......         --           --           --          (5,640.00)      --            --
                                                    -----------   ----------  -----------   -----------    ----------   -----------
Net Increase (Decrease) .......................      (65,665.77)  (13,290.54)  (11,509.08)   (32,008.14)     2,464.81    (48,948.71)
Units, at Beginning of the Year ...............      463,477.31    73,348.60   115,091.30    159,255.09     78,278.57    416,499.98
                                                    -----------   ----------  -----------   -----------    ----------   -----------
Units, at End of the Year .....................      397,811.54    60,058.06   103,582.22    127,246.95     80,743.38    367,551.27
                                                    ===========   ==========  ===========   ===========    ==========   ===========
Unit Value at December 31, 1995 ...............     $     18.79   $    18.42  $     15.30   $     21.23    $    13.23   $     14.83
                                                    ===========   ==========  ===========   ===========    ==========   ===========

                VARIABLE ANNUITY II

Units Purchased ...............................        5,159.41      --           --           1,734.33      9,292.12       --
Units Withdrawn ...............................         (312.32)       (2.73)     --            (105.93)      --            --
Units Transferred Between Funds ...............          660.40       686.08       738.99        682.56     (2,995.64)      --
                                                    -----------   ----------  -----------   -----------    ----------   -----------
Net Increase (Decrease) .......................        5,507.49       683.35       738.99      2,310.96      6,296.48       --
Units, at Beginning of the Year ...............         --            497.00      --            --            --            --
                                                    -----------   ----------  -----------   -----------    ----------   -----------
Units, at End of the Year .....................        5,507.49     1,180.35       738.99      2,310.96      6,296.48       --
                                                    ===========   ==========  ===========   ===========    ==========   ===========
Unit Value at December 31, 1995 ...............     $     12.44   $    11.39  $     10.58   $     11.96    $    10.27   $     10.00
                                                    ===========   ==========  ===========   ===========    ==========   ===========


                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of
American International Life Assurance Company of New York
Variable Account A

We have audited the accompanying statements of assets and liabilities of American International Life Assurance Company of New York Variable Account A (the "Account") comprising the Equity/Income, High Yield, Capital Reserves, Multiple Strategy, Money Market and Growth Subaccounts, as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of the Variable Account A. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held at December 31, 1995 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American International Life Assurance Company of New York Variable Account A as of December 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 19, 1996